Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Effective tax rates	10.57%	(40.93%)	42.05%
Deferred Income Tax Expense (Benefit)	$ 39,100,000
Deferred tax benefit	3,100,000
Net deferred tax asset	165,843,000	200,612,000
Valuation allowance	6,718,000	8,000,000
Unrecognized tax benefits	32,976,000	38,398,000	30,004,000
Payment of interest accrued	$ 6,600,000	$ 7,400,000